Statement to Securityholder

Ally Auto Receivables Trust 2014-SN2

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2014-SN2

2. Factor Summary	Asset Type:	Consumer Lease

3. Interest Summary	Closing Date:	10/22/2014

4. Collections and Distributions	Bloomberg Ticker:	ALLYL 2014-SN2

5. Collateral Summary	Monthly Period, Begin:	2/1/2015

	Monthly Period, End:	2/28/2015

6. Losses and Delinquencies	Determination Date:	3/16/2015

7. Credit Instruments	Distribution Date:	3/20/2015

ABS Investor Relations - Ally Financial Inc. as Servicer

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class B Notes, Class C Notes, and the Secured Notes have not been and will not be registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. Accordingly, the Class B Notes, Class C Notes, and the Secured Notes are not transferable other than pursuant to an exemption under the Securities Act and satisfaction of other specified provisions of the AART Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2014-SN2

1. Distribution Summary

Class	CUSIP	Initial	Beginning	Note Interest	Principal	Interest	Total	Principal	Interest	Ending
		Principal Balance	Principal Balance	Rate	Distribution	Distribution	Distribution	Loss	Carryover	Principal Balance
							(3) + (4) = (5)		Shortfall	(1) - (3) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
Class A-1	02006UAA1	240,000,000.00	82,397,644.35	0.0025000	35,959,430.37	16,021.76	35,975,452.13	0.00	0.00	46,438,213.98
Class A-2a	02006UAB9	109,000,000.00	109,000,000.00	0.0071000	0.00	64,491.67	64,491.67	0.00	0.00	109,000,000.00
Class A-2b	02006UAC7	391,000,000.00	391,000,000.00	0.0047350	0.00	143,996.61	143,996.61	0.00	0.00	391,000,000.00
Class A-3	02006UAD5	275,000,000.00	275,000,000.00	0.0103000	0.00	236,041.67	236,041.67	0.00	0.00	275,000,000.00
Class A-4	02006UAE3	91,900,000.00	91,900,000.00	0.0121000	0.00	92,665.83	92,665.83	0.00	0.00	91,900,000.00
Class B	BCC285OD8	74,460,000.00	74,460,000.00	0.0149000	0.00	92,454.50	92,454.50	0.00	0.00	74,460,000.00
Class C	BCC285OE6	44,000,000.00	44,000,000.00	0.0183000	0.00	67,100.00	67,100.00	0.00	0.00	44,000,000.00
AART Notes		1,225,360,000.00	1,067,757,644.35		35,959,430.37	712,772.04	36,672,202.41	0.00	0.00	1,031,798,213.98

Secured Note		1,253,396,075.11	1,128,581,220.39	0.0183000	29,474,889.19	1,721,086.36	31,195,975.55	0.00	0.00	1,099,106,331.20

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
Class A-1	343.3235181	149.8309599	0.0667573	149.8977172	0.00000000	193.4925583
Class A-2a	1,000.0000000	0.0000000	0.5916667	0.5916667	0.00000000	1,000.0000000
Class A-2b	1,000.0000000	0.0000000	0.3682778	0.3682778	0.00000000	1,000.0000000
Class A-3	1,000.0000000	0.0000000	0.8583333	0.8583333	0.00000000	1,000.0000000
Class A-4	1,000.0000000	0.0000000	1.0083333	1.0083333	0.00000000	1,000.0000000
Class B	1,000.0000000	0.0000000	1.2416667	1.2416667	0.00000000	1,000.0000000
Class C	1,000.0000000	0.0000000	1.5250000	1.5250000	0.00000000	1,000.0000000
Secured Note	900.4186648	23.5160216	1.3731385	24.8891601	0.00000000	876.9026432

Statement to Securityholder

Ally Auto Receivables Trust 2014-SN2

	Beginning Factor	Ending Factor
Series 2014-SN2 Portfolio	892.6724596	868.5186625
Aggregate ABS Value	907.8175580	886.0487768
Secured Note	900.4186648	876.9026432

	Beginning Factor	Ending Factor
Note Pool Factor	871.3828135	842.0368006

3. Interest Summary

Class	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Note Interest Rate	Target Interest Distribution	Actual Interest Distribution	Beginning Interest Carryover Shortfall Amount	Interest Carryover Shortfall Amount Allocated/ (Repaid) (1)-(2)=(3)	Cumulative Interest Carryover Shortfall Amount
					(1)	(2)		(3)
Class A-1	2/20/2015	3/19/2015	Actual/360	0.0025000	16,021.76	16,021.76	0.00	0.00	0.00
Class A-2a	2/20/2015	3/19/2015	30/360	0.0071000	64,491.67	64,491.67	0.00	0.00	0.00
Class A-2b	2/20/2015	3/19/2015	Actual/360	0.0047350	143,996.61	143,996.61	0.00	0.00	0.00
Class A-3	2/20/2015	3/19/2015	30/360	0.0103000	236,041.67	236,041.67	0.00	0.00	0.00
Class A-4	2/20/2015	3/19/2015	30/360	0.0121000	92,665.83	92,665.83	0.00	0.00	0.00
Class B	2/20/2015	3/19/2015	30/360	0.0149000	92,454.50	92,454.50	0.00	0.00	0.00
Class C	2/20/2015	3/19/2015	30/360	0.0183000	67,100.00	67,100.00	0.00	0.00	0.00
Secured Note	2/20/2015	3/19/2015	30/360	0.0183000	1,721,086.36	1,721,086.36	0.00	0.00	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2014-SN2
 4. Collections and Distributions

A. ACOLT
Collections
Monthly Lease Payments	18,501,731.45
Pull Ahead Payments	0.00
Warranty Payments	0.00
Administrative Purchase Payments	257,479.14
Sale Proceeds	17,622,566.23
Monthly Payment Advances	1,797,969.01
Residual Advances	0.00
Extended Lease Payments	0.00
Optional Purchase Price	0.00
Insurance Proceeds	0.00
Security Deposits	0.00
Other Amounts Received	131,430.41
ACOLT Collections	38,311,176.24

Reserve Fund Draw Amount	0.00
Reimbursement of Monthly Payment Advances	605,249.59
Reimbursement of Residual Advances	0.00
Total ACOLT Available Distribution Amount	37,705,926.65

Distributions
Total ACOLT Available Distribution Amount	37,705,926.65
Basic Servicing Fee	1,024,319.40
Secured Note Interest Distributable Amount	1,721,086.36
Secured Note Principal Distributable Amount	29,474,889.19
AART Collection Account Shortfall Amount	5,485,631.70
Reserve Account Deposit	0.00
Indenture Trustee expenses	0.00
Excess Total ACOLT Collection Amount to the ACOLT Certificateholder	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2014-SN2

B. AART
Collections
AART Collection Account Shortfall Amount	5,485,631.70
Secured Note Interest Distributable Amount	1,721,086.36
Secured Note Principal Distributable Amount	29,474,889.19
Warranty Payments and Administrative Purchase Payments	0.00
Amounts deposited into the AART Collection Account on the Optional Purchase Date	0.00
Total AART Collections/Available Amount	36,681,607.25

Distributions
Total AART Available Amount	36,681,607.25
Administration Fee	9,404.84
Aggregate Class A Interest Distributable Amount	553,217.54
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	92,454.50
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	67,100.00
Third Priority Principal Distributable Amount	0.00
Reserve Account Deposit	0.00
Noteholders' Regular Principal Distributable Amount	35,959,430.37
Indenture Trustee Expenses	0.00
Excess To Be Released to AART Certificateholders	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2014-SN2
 5. Collateral Summary

A. Balances

	Initial	Beginning	Ending
Series 2014-SN2 Portfolio	1,512,606,364.00	1,350,262,043.43	1,313,726,856.20
Aggregate ABS Value	1,353,998,136.66	1,229,183,281.94	1,199,708,392.75
Secured Note	1,253,396,075.11	1,128,581,220.39	1,099,106,331.20
AART Notes	1,225,360,000.00	1,067,757,644.35	1,031,798,213.98
 There have been no lease assets or secured notes with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Number of Lease Assets

	Initial Number of Lease Assets	Beginning Number of Lease Assets	Scheduled Terminations	Early Terminations Not Default	Early Terminations Default	Repurchases	Other	Ending Number of Lease Assets
Deal Totals	56,463	53,505	294	535	12	12	0	52,652

C. Pool Composition - Weighted Averages

	Initial Weighted Average Coupon	Beginning Weighted Average Coupon	Ending Weighted Average Coupon	Initial Weighted Average Original Term	Beginning Weighted Average Original Term	Ending Weighted Average Original Term	Initial Weighted Average Remaining Term	Beginning Weighted Average Remaining Term	Ending Weighted Average Remaining Term
Deal Totals	2.8731464	2.8901000	2.8935000	36.62	36.75	36.81	25.42	22.03	21.22

D. Pool Composition - Prepayments
Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	0.40%	1.05%	0.29%	0.46%	0.40%	0.46%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Ally Auto Receivables Trust 2014-SN2

6. Losses and Delinquencies

	Early Term Defaults			Returned Vehicles Sold			Delinquencies
	Average ABS Value	Net Loss (Gains)	Charge-Off Ratio	Aggregate ABS Value	Residual Loss (Gain)	Residual Loss Ratio	Average ABS Value	Over 60 Days	Percent Delinquent
Current	1,214,445,837.35	34,263.38	0.034	15,692,437.98	(1,809,769.28)	(11.53)	1,214,445,837.35	648,093.68	0.053
Preceding	1,243,428,240.48	(4,641.96)	(0.004)	14,866,105.48	(1,517,766.84)	(10.21)	1,243,428,240.48	799,720.21	0.064
Next Preceding	1,271,623,593.92	30,647.76	0.029	13,844,963.36	(1,391,060.35)	(10.05)	1,271,623,593.92	598,181.90	0.047
Three Month Average			0.019			(10.60)			0.055

Aggregate ABS Value			286,052.76			15,692,437.98
Residual Advance Reimb.			N/A			0.00
Aggregate Sales Proceeds			251,614.38			17,370,951.85
Excess Wear/Mileage Charges			0.00			25,841.12
Other Amounts Received			175.00			105,414.29
Current Net Losses (Gains)			34,263.38			(1,809,769.28)	Delinquency Stratification	Amount	Number of Leases

Beginning Cum Net Losses (Gains)			31,808.45			(6,402,922.35)	31 - 60 Days	2,787,744.89	132
Current Net Losses (Gains)			34,263.38			(1,809,769.28)	61-90 Days	440,637.90	20
Ending Cum Net Losses (Gains)			66,071.83			(8,212,691.63)	> 90 days	207,455.78	11
There have been no material changes related to delinquencies, charge-offs, or uncollectible amounts. The information contained in this reporting is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables Trust 2014-SN2.

Statement to Securityholder

Ally Auto Receivables Trust 2014-SN2

7. Credit Instruments

Accounts and Advances

Account	Initial Balance	Beginning Balance	Additions	Reductions	Ending Balance	Required Amount

Reserve Account	6,769,990.68	6,769,990.68	0.00	0.00	6,769,990.68	6,769,990.68
Monthly Payment Advances	2,155,244.38	1,907,763.52	1,797,969.01	605,249.59	3,100,482.94	N/A
Residual Advances	0.00	0.00	0.00	0.00	0.00	N/A
Payments Ahead	2,210,982.18	2,457,931.29	467,906.42	537,880.88	2,387,956.83	N/A

8. Performance Tests

ACOLT Event of Default	All Tests Passed
AART Event of Default	All Tests Passed
Administrator Default	All Tests Passed
Servicer Default	All Tests Passed
Aggregate Overcollateralization Target reached?	OC Target has not been Reached
Initial Aggregate Overcollateralization Amount	128,638,136.66
Current Aggregate Overcollateralization Amount	167,910,178.77
Overcollateralization Target Amount	169,249,767.08
Initial ACOLT Overcollateralization Amount	100,602,061.55
Current ACOLT Overcollateralization Amount	100,602,061.55
Initial AART Overcollateralization Amount	28,036,075.11
Current AART Overcollateralization Amount	67,308,117.22
 This Servicer Certificate relates only to AART 2014-SN2. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2014-SN2 will perform in the future. There have been no material modifications, waivers or extensions relating to the terms of or fees, penalties or payments on pool assets during the distribution period or that cumulatively, have become material over time.